Nature of Business and Organization	12 Months Ended
Dec. 31, 2022
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Ebang International Holdings Inc. (“Ebang International”) was incorporated on May 17, 2018, as a holding company, as an exempted company with limited liability in the Cayman Islands. Ebang International principally engages in manufacturing high-performance bitcoin mining machines and telecommunication products and conducts business through its subsidiaries in the People’s Republic of China (the “PRC”). In January 2010, Mr. Dong Hu, chairman of the board of directors, chief executive officer and chief financial officer, founded Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”), which established Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) to conduct development and sales of communications network access devices and related equipment. In August 2015, Zhejiang Ebang was listed on the National Equities Exchange and Quotations (“NEEQ”). In August 2016, Zhejiang Ebang acquired 51.05% of the equity interest in Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”) through capital injection in Hangzhou Dewang. In March 2018, Zhejiang Ebang was delisted from the NEEQ in preparation for the reorganizations. Ebang International underwent a series of onshore and offshore reorganizations, which were completed on May 22, 2018.

Immediately before and after the reorganization, the controlling shareholder of Zhejiang Ebang controlled Zhejiang Ebang and Ebang International; therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

Ebang International and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Corporate Structure

Ebang International Holdings Inc. is a holding company incorporated in the Cayman Islands that does not have substantive operations. We conduct our businesses through our subsidiaries. As of December 31, 2022, our principal subsidiaries consist of the following entities (in chronological order based on their dates of incorporation):

●	Zhejiang Ebang Communication Technology Co., Ltd., or Zhejiang Ebang, our majority-owned subsidiary and an onshore holding company established in the PRC on January 21, 2010 principally for holding our businesses in the design, manufacture and sale of telecommunications and blockchain processing equipment;

●	Zhejiang Ebang Information Technology Co., Ltd., or Ebang IT, our majority-owned subsidiary and an operating entity established in the PRC on August 11, 2010 principally for the design, manufacture and sale of telecommunications and blockchain processing equipment;

●	Hangzhou Dewang Information Technology Co., Ltd., or Hangzhou Dewang, our majority-owned subsidiary and an operating entity established in the PRC on December 31, 2015 principally for the design and manufacture of blockchain chips;

●	Ebang Communications (HK) Technology Limited, or HK Ebang Communications (formerly known as Hong Kong Bite Co., Ltd. or HK Bite), our wholly-owned subsidiary and an operating entity established in Hong Kong on February 12, 2016 principally for the trading of blockchain chips;

●	Ebonex Australia Pty Ltd, or Ebonex Australia, our wholly-owned subsidiary and an operating entity established in Australia on April 22, 2021 principally for operating the cryptocurrency exchange platform Ebonex; and
●	Compass Global Holdings Pty Ltd, or Compass Global, which became our wholly-owned subsidiary in Australia through acquisition on March 21, 2022, principally for the cross-border payment and foreign exchange business.

The accompanying consolidated financial statements reflect the activities of Ebang International and each of the following major entities:

Name	Background		Ownership
Orient Plus International Limited (“Orient Plus”)	●	A British Virgin Islands (“BVI”) company	100% owned by Ebang International
	●	Incorporated on June 6, 2018
	●	A holding company

Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite	●	A Hong Kong company	100% owned by Orient Plus
	●	Incorporated on February 12, 2016
	●	A Trading company

Power Ebang Limited (“Power Ebang”)	●	A British Virgin Islands company	100% owned by Ebang International
	●	Incorporated on February 26, 2018
	●	A holding company

HongKong Ebang Technology Co., Ltd. (“HK Ebang Technology”)	●	A Hong Kong company	100% owned by Power Ebang
	●	Incorporated on February 12, 2018
	●	A holding company

Leader Forever Holdings Limited (“Leader Forever”)	●	A British Virgin Islands company	100% owned by Ebang International
	●	Incorporated on January 7, 2019
	●	A holding company

HongKong Ebang Information Co., Ltd. (“HK Ebang Information”)	●	A Hong Kong company	100% owned by Leader Forever
	●	Incorporated on April 1, 2019
	●	A Trading company

Hangzhou Ebang Hongfa Technology Co., Ltd. (“Ebang Hongfa”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by HK Ebang Technology
	●	Incorporated on February 11, 2018
	●	A holding company

Hangzhou Ebang Hongling Technology Co., Ltd. (“Ebang Hongling”)*	●	A PRC limited liability company	100% owned by Ebang Hongfa until 6/30/2022
	●	Incorporated on July 3, 2019

Wuhai Ebang Information Technology Co., Ltd. (“Wuhai Ebang”)*	●	A PRC limited liability company	100% owned by Ebang Hongling until 6/30/2022
	●	Incorporated on September 18, 2017

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)	●	A PRC limited liability company	99.99% owned by Ebang Hongfa
	●	Incorporated on January 21, 2010

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”)	●	A PRC limited liability company	100% owned by Zhejiang Ebang
	●	Incorporated on August 11, 2010

Hangzhou Bangyun Information Technology	●	A PRC limited liability company	100% owned by Zhejiang Ebang
Co., Ltd. (formerly known as Yunnan Ebang Information Technology Co., Ltd.) (“Hangzhou Bangyun”)	●	Incorporated on June 28, 2016

Hangzhou Ebang Jusheng Technology Co., Ltd. (“Ebang Jusheng”)**	●	A PRC limited liability company	100% owned by Ebang Hongfa until 11/15/2022
	●	Incorporated on January 3, 2018

Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”)	●	A PRC limited liability company	51.05% owned by Ebang Hongfa
	●	Incorporated on December 31, 2015

Hangzhou Yibang Botong Technology Co., Ltd. (“Hangzhou Yibang Botong”)	●	A PRC limited liability company	80% owned by Zhejiang Ebang; 20% owned by Ebang Hongfa
	●	Incorporated on November 30, 2021

Ebonex International Limited	●	A British Virgin Islands (“BVI”) company	100% owned by Ebang International
	●	Incorporated on August 18, 2020

Australia Ebon Pty Ltd	●	An Australia company	100% owned by Ebonex
	●	Incorporated on October 13, 2020	International Limited
	●	A holding company

Ebon Management Australia Pty Limited	●	An Australia company	100% owned by Australia
(“Ebon Management Australia”)	●	Incorporated on May 18, 2021	Ebon Pty Ltd

Compass Global Holdings Pty Ltd (“Compass Global”)	●	An Australia company	100% owned by Australia
	●	Acquired on March 21, 2022	Ebon Pty Ltd

*

Ebang Hongling and Wuhai Ebang were disposed of on June 30, 2022. The disposal did not represent a strategic shift that had a major effect on the Company’s operations and financial results. See Note 19.

**	Ebang Jusheng was deregistered on November 15, 2022.